Quarterly Result of Operations (Parenthetical) (Detail) (USD $)	3 Months Ended				12 Months Ended
	May 31, 2013	Feb. 28, 2013	Nov. 30, 2012	Aug. 31, 2012	May 31, 2014	May 31, 2013	May 31, 2012
Quarterly Financial Information [Line Items]
Reduction in Net Sales				$ 2,900,000
Reduction in the Gross Profit				5,400,000
Exit costs associated on unprofitable contract				5,600,000
Impairment on investment in Kemrock	18,500,000			40,300,000		51,092,000
Bad debt from loan to Kemrock	4,000,000			5,000,000	7,600,000	18,800,000	5,800,000
Impacted net income	30,000,000		10,800,000	50,900,000
Impacted earnings per share	$ 0.23		$ 0.09	$ 0.38
Error correction, charges						65,134,000
Impacted net income due to strategic repositioning		1,600,000
Restructuring charges	23,900,000				243,000	20,072,000
Inventory markdowns	3,900,000
Reduction in estimated accrual	3,700,000
Adjustments
Quarterly Financial Information [Line Items]
Error correction, charges		40,500,000	16,900,000	11,400,000
Error correction, charges after tax		34,600,000	10,800,000	7,200,000
Error correction, increase (decrease) in net income		$ 18,000,000	$ (10,800,000)	$ (7,200,000)
Error correction, increase (decrease) in basic earning per share		$ 0.14	$ (0.09)	$ (0.06)
Error correction, increase (decrease) in diluted earning per share		$ 0.14	$ (0.08)	$ (0.06)